Financial risk - Change from allowance for credit loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	$ 8,906	$ (2,551)	$ 13,576
Decrease through derecognition, financial assets	16,770	16,873	30,007
New instruments originated or purchased	27,385	21,752	14,967
Total	19,521	2,328	(1,464)
Securities at amortized cost
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	4,897	(20)	38
Decrease through derecognition, financial assets	420	193	86
New instruments originated or purchased	1,684	1,508	430
Total	6,161	1,295	382
Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	0	0	0
Decrease through derecognition, financial assets	16	17	0
New instruments originated or purchased	0	0	43
Total	(16)	(17)	43
Loans at amortized cost
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	4,208	(2,477)	13,459
Decrease through derecognition, financial assets	13,217	14,715	28,036
New instruments originated or purchased	22,560	17,343	12,828
Total	13,551	151	(1,749)
Loan commitments and financial guarantee contracts
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	(199)	(54)	79
Decrease through derecognition, financial assets	3,117	1,948	1,885
New instruments originated or purchased	3,141	2,901	1,666
Total	(175)	899	$ (140)
Loss allowance | Securities at amortized cost
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	4,897	(20)
Decrease through derecognition, financial assets	420	193
New instruments originated or purchased	1,684	1,508
Loss allowance | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Decrease through derecognition, financial assets	16
New instruments originated or purchased		17
Loss allowance | Expected credit losses collectively assessed [member] | Securities at amortized cost
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	3,969	0
Decrease through derecognition, financial assets	0	0
New instruments originated or purchased	0	0
Loss allowance | Expected credit losses collectively assessed [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Decrease through derecognition, financial assets	0
New instruments originated or purchased		0
Loss allowance | Current | Securities at amortized cost
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	(13)	(20)
Decrease through derecognition, financial assets	420	160
New instruments originated or purchased	892	1,508
Loss allowance | Current | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Decrease through derecognition, financial assets	16
New instruments originated or purchased		17
Loss allowance | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Securities at amortized cost
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	941	0
Decrease through derecognition, financial assets	0	33
New instruments originated or purchased	792	0
Loss allowance | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Decrease through derecognition, financial assets	0
New instruments originated or purchased		0
Loss allowance | Loans at amortized cost
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	4,208	(2,477)
Decrease through derecognition, financial assets	13,217	14,715
New instruments originated or purchased	22,560	17,343
Loss allowance | Loans at amortized cost | Expected credit losses collectively assessed [member]
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	16,072	438
Decrease through derecognition, financial assets	0	0
New instruments originated or purchased	0	0
Loss allowance | Loans at amortized cost | Current
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	(1,718)	(874)
Decrease through derecognition, financial assets	12,385	13,100
New instruments originated or purchased	22,560	17,343
Loss allowance | Loans at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	(10,146)	(2,041)
Decrease through derecognition, financial assets	832	1,615
New instruments originated or purchased	0	0
Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	(199)	(54)
Decrease through derecognition, financial assets	3,117	1,948
New instruments originated or purchased	3,141	2,901
Loss allowance | Loan commitments and financial guarantee contracts | Expected credit losses collectively assessed [member]
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	0	0
Decrease through derecognition, financial assets	0	0
New instruments originated or purchased	0	0
Loss allowance | Loan commitments and financial guarantee contracts | Current
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	(160)	(96)
Decrease through derecognition, financial assets	2,981	1,793
New instruments originated or purchased	3,141	2,901
Loss allowance | Loan commitments and financial guarantee contracts | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Credit risk
Increase (decrease) through changes in models or risk parameters, financial assets	(39)	42
Decrease through derecognition, financial assets	136	155
New instruments originated or purchased	$ 0	$ 0